UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      189,772
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------ -----
Abbott Laboratories            COM            abt           7989   142079 SH       SOLE                    ?      0  4160
Agnico-Eagle Mines Ltd         COM            aem            223     6145 SH       SOLE                    ?      0    65
Berkshire Hathaway-B           COM            084670702    20915   274112 SH       SOLE                    ?      0  8295
CVS Caremark Corp.             COM                          2553    62601 SH       SOLE                    ?      0  1845
Central Fund Of Canada         COM            cef          17432   888952 SH       SOLE                    ?      0 27280
Chevron Corporation            COM            cvx           3099    29128 SH       SOLE                    ?      0  1460
Conocophillips                 COM            cop           3622    49700 SH       SOLE                    ?      0  1600
Golden Star Resources Ltd      COM                            25    15000 SH       SOLE                15000      0     0
Johnson & Johnson              COM            jnj          10847   165406 SH       SOLE                    ?      0  4810
Laboratory Corporation of Amer COM                          1681    19555 SH       SOLE                    ?      0   590
Leucadia National Corp         COM            luk           3604   158491 SH       SOLE                    ?      0  5085
Markel Corp Holding Company    COM            mkl           3319     8004 SH       SOLE                    ?      0   319
Market Vectors Gold Miners Etf COM            gdx          26551   516261 SH       SOLE                    ?      0 14915
Medtronic Inc                  COM            mdt          10148   265305 SH       SOLE                    ?      0  7970
Merck & Co Inc                 COM            mrk           2902    76979 SH       SOLE                    ?      0  2250
Microsoft Corp                 COM            msft         10214   393459 SH       SOLE                    ?      0 11390
Newmont Mining Corp            COM            nem          29115   485164 SH       SOLE                    ?      0 14460
Pan American Silver Corp       COM            paas          7676   351948 SH       SOLE                    ?      0 10925
Pfizer Incorporated            COM            pfe          14296   660612 SH       SOLE                    ?      0 20595
Plum Creek Timber Reit         COM            pcl            845    23118 SH       SOLE                    ?      0  1850
Wal-Mart Stores Inc            COM            wmt          12716   212784 SH       SOLE                    ?      0  4740


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